Separate Financial Information of Guarantor Subsidiaries Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net Earnings	$ 3,559	$ 15,370	$ 11,477	$ 15,328	$ 4,439	$ 13,196	$ (951)	$ 14,817	$ 5,026	$ (2,989)	$ 31,244	$ 46,614	$ 32,088	$ 50,651
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	9,033		381							25,073	4,380	109	(12,520)	(10,112)
Pension and retiree medical benefits	379		23							541	61	(2,248)	4,121	(5,382)
Cash flow hedge	(1,732)		35							(6,311)	(394)	(305)	164	0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	11,784		11,904							18,480	35,430
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	37		0							(28)	0
Income Taxes:
Foreign currency translation adjustments	0		10							0	15	32	25	13
Pension and retiree medical benefits	(138)		(9)							(160)	(23)	504	(1,265)	1,859
Cash flow hedge	646		(13)							2,354	147	114	(61)	0
Total Other Comprehensive Loss, net of tax	8,188		427							21,497	4,186	(1,794)	(9,536)	(13,622)
Comprehensive Income	11,747		11,904							18,508	35,430	44,820	22,552	37,029
Parent
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net Earnings	3,559		11,477							(2,989)	31,244	46,614	32,088	50,651
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	9,033		381							25,073	4,380	109	(12,520)	(10,112)
Pension and retiree medical benefits	379		23							541	61	(2,248)	4,121	(5,382)
Cash flow hedge	(1,732)		35							(6,311)	(394)	(305)	164
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	11,784									18,480
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	37									(28)
Income Taxes:
Foreign currency translation adjustments	0		10							0	15	32	25	13
Pension and retiree medical benefits	(138)		(9)							(160)	(23)	504	(1,265)	1,859
Cash flow hedge	646		(13)							2,354	147	114	(61)
Total Other Comprehensive Loss, net of tax	8,188		427							21,497	4,186	(1,794)	(9,536)	(13,622)
Comprehensive Income	11,747		11,904							18,508	35,430	44,820	22,552	37,029
Guarantor Subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net Earnings	3,497		4,006							10,684	11,797	15,622	14,512	13,025
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	289		43							693	650	270	(1,082)	(326)
Pension and retiree medical benefits	0		0							0	0	0	0	0
Cash flow hedge	0		0							0	0	0	0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	3,786									11,377
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	0									0
Income Taxes:
Foreign currency translation adjustments	0		0							0	0	0	0	0
Pension and retiree medical benefits	0		0							0	0	0	0	0
Cash flow hedge	0		0							0	0	0	0
Total Other Comprehensive Loss, net of tax	289		43							693	650	270	(1,082)	(326)
Comprehensive Income	3,786		4,049							11,377	12,447	15,892	13,430	12,699
Non-Guarantor Subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net Earnings	(6,665)		884							(13,961)	2,703	8,842	(2,763)	14,718
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	9,221		764							1,330	7,496	3,534	(12,903)	(9,397)
Pension and retiree medical benefits	10		0							151	0	(1,691)	1,571	(955)
Cash flow hedge	0		0							0	0	0	0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	2,603									(12,523)
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	37									(28)
Income Taxes:
Foreign currency translation adjustments	0		10							0	15	32	25	13
Pension and retiree medical benefits	0		0							(15)	0	296	(314)	229
Cash flow hedge	0		0							0	0	0	0
Total Other Comprehensive Loss, net of tax	9,231		774							1,466	7,511	2,171	(11,621)	(10,110)
Comprehensive Income	2,566		1,658							(12,495)	10,214	11,013	(14,384)	4,608
Eliminations
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net Earnings	3,168		(4,890)							3,277	(14,500)	(24,464)	(11,749)	(27,743)
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(9,510)		(807)							(2,023)	(8,146)	(3,804)	13,985	9,723
Pension and retiree medical benefits	(10)		0							(151)	0	1,691	(1,571)	955
Cash flow hedge	0		0							0	0	0	0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(6,389)									1,146
Comprehensive Income (Loss), Net of Tax, Attributable to Noncontrolling Interest	(37)									28
Income Taxes:
Foreign currency translation adjustments	0		(10)							0	(15)	(32)	(25)	(13)
Pension and retiree medical benefits	0		0							15	0	(296)	314	(229)
Cash flow hedge	0		0							0	0	0	0
Total Other Comprehensive Loss, net of tax	(9,520)		(817)							(2,159)	(8,161)	(2,441)	12,703	10,436
Comprehensive Income	$ (6,352)		$ (5,707)							$ 1,118	$ (22,661)	$ (26,905)	$ 954	$ (17,307)